Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions	$ 6,027,601	$ 7,234,088	$ 3,577,276
Other provisions [member]
Disclosure of other provisions [line items]
Provisions	2,633,845	3,310,543	2,826,834
Provision for Commercial Claims [member]
Disclosure of other provisions [line items]
Provisions	1,957,932	2,605,366	2,251,611
Provisions labor-related [member]
Disclosure of other provisions [line items]
Provisions	250,904	278,001	354,470
Provisions tax claims [member]
Disclosure of other provisions [line items]
Provisions	182,951	143,757	146,001
Others [member]
Disclosure of other provisions [line items]
Provisions	242,058	283,419	74,752
Provisions for reorganization [member]
Disclosure of other provisions [line items]
Provisions	2,029,162	2,690,285
Financial guarantees and loan commitments [member]
Disclosure of other provisions [line items]
Provisions	$ 1,364,594	$ 1,233,260	$ 750,442